The Company - Additional Information (Detail)		1 Months Ended
	Jun. 01, 2023	Jun. 30, 2023	Dec. 31, 2025 € / shares shares	Dec. 31, 2024 € / shares shares	Sep. 30, 2024 shares	May 28, 2024 shares	May 12, 2024 shares	Mar. 05, 2024 shares	Dec. 31, 2023 € / shares shares	Nov. 06, 2023 shares	May 31, 2023 $ / shares shares	Dec. 31, 2022 € / shares shares
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%	100.00%
Par value per share | € / shares			€ 0.05	€ 0.05					€ 0.05			€ 0.05
Number of shares issued					238	135,980	2,120	204,334		16,000,000
Common Stock [Member]
Disclosure of subsidiaries [line items]
Number of shares issued			72,339,441	72,093,873					71,751,201			45,675,968
Calyxt Inc [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	2.90%
Calyxt Inc [Member] | Class A Common Stock [Member]
Disclosure of subsidiaries [line items]
Par value per share | $ / shares											$ 0.0001
Number of shares issued											16,527,484
Calyxt Inc [Member] | Common Stock [Member]
Disclosure of subsidiaries [line items]
Par value per share | $ / shares											$ 0.0001